RELATED PARTIES: - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Feb. 16, 2022	Jun. 28, 2021	Jan. 17, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Exercisable over the period					4 years 6 months 21 days
Exercise price					$ 0.81
Executive officers and directors
Related Party Transaction [Line Items]
Number of shares granted	153,846		24,908,370
Exercise price	$ 6.5		$ 3.14
Executive officers and directors | Minimum
Related Party Transaction [Line Items]
Exercisable over the period			3 years
Executive officers and directors | Maximum
Related Party Transaction [Line Items]
Exercisable over the period	4 years	3 years	4 years
RSUs | Executive officers and directors
Related Party Transaction [Line Items]
Number of shares granted	307,692	50,000	77,900
Outbrain
Related Party Transaction [Line Items]
Revenue from operations activities					$ 1,535
Trade receivables					1,023
Balances from related parties							$ 0
Type A
Related Party Transaction [Line Items]
Administrative services period				4 months
Sub-lease income					$ 212	$ 1,308
Type A | Sub-lease agreement
Related Party Transaction [Line Items]
Lease, term of contract				12 months